4. Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of fixed assets
	December 31, 2016	December 31, 2015
Equipment	$200,000	$200,000
Less: Accumulated depreciation	(103,333)	(63,333)

Fixed assets, net	$96,667	$136,667